Intangible Assets and Others, Net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
	Licenses and Frequencies	Information systems	Software	Customer acquisition costs	Goodwill	Customer relationships and other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost
Balance at January 1, 2016	552	296	62	-	830	324	2,064

Additions	-	73	8	-	-	-	81
Disposals	-	(65)	(17)	-	-	(16)	(98)
Balance at December 31, 2016	552	304	53	-	830	308	2,047

Additions	-	72	4	120	-	6	202
Disposals	-	(48)	(12)	-	-	-	(60)
Discontinuance of consolidation (see Note 7B)	-	(3)	-	-	(21)	-	(24)
Balance at December 31, 2017	552	325	45	120	809	314	2,165

Accumulated Amortization

Balance at January 1, 2016	351	116	34	-	-	309	810

Amortization for the year	31	71	13	-	-	13	128
Disposals	-	(65)	(17)	-	-	(16)	(98)
Balance at December 31, 2016	382	122	30	-	-	306	840

Amortization for the year	19	68	9	27	-	3	126
Disposals	-	(48)	(12)	-	-	-	(60)
Discontinuance of consolidation (see Note 7B)	-	(1)	-	-	-	-	(1)
Balance at December 31, 2017	401	141	27	27	-	309	905

Carrying amounts

At January 1, 2016	201	180	28	-	830	15	1,254
At December 31, 2016	170	182	23	-	830	2	1,207
At December 31, 2017	151	184	18	93	809	5	1,260

Schedule of Pre-tax Discount Rate and Terminal Value Growth Rate
Key assumptions used in the calculation of recoverable amounts are discount rate and terminal value growth rate. These assumptions are as follows:

(1)       Pre-tax discount rate and terminal value growth rate

	Pre-tax discount rate		Terminal value growth rate
	2016	2017	2016	2017

Fixed-line segment	10.4%	10.3%	1.5%	1.5%

Schedule of Sensitivity to Changes in Assumptions
The table below shows the amount that these two assumptions are required to change individually in order for the estimated recoverable amount to be equal to the carrying amount:

	2016	2017
Pre-tax discount rate	10.8%	10.8%
Terminal value growth rate	1.0%	0.9%